Income Taxes (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forward		$ 26,019
Operating loss carry forward expiration year		2035
Net deferred tax assets
Change in valuation allowance	$ 11,247	$ 14,722
Tax related interest and penalties	0	0
Provision for uncertain tax positions	$ 0	$ 0